Thrivent Small Cap Value ETF Average Annual Total Returns		12 Months Ended	33 Months Ended	58 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	10.91%	16.38%
Russell 2000® Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	3.02%
S&P SmallCap® 600 Value Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	4.12%
None
Prospectus [Line Items]
Average Annual Return, Percent		21.03%	8.02%
Performance Inception Date	Mar. 31, 2022
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.80%	6.69%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.89%	6.17%